INCOME TAXES (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
INCOME TAXES
Net operating loss (NOL) carryforwards	$ 17,200,000	$ 19,815,000
Tax credit carryforwards	2,400,000	2,135,000
Expiration period from date of origination for net operating loss carryforwards	20 years	20 years
Portion of the NOL subject to limitations for utilization	10,300,000	12,800,000
Annual limitation for usage of NOL	1,400,000	1,404,000
Annual limitation for usage of tax credits	476,000	476,000
Deferred tax assets, net of valuation allowance	9,097,000	9,933,000	8,367,000	9,131,000
Valuation allowance	760,000	760,000		3,010,000
Adjustment warranted to the valuation	$ 0